Schedule of Investments
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.30%
Australia–1.61%
CSL Ltd.	45,773	$8,251,688
China–30.27%
Airtac International Group	285,000	8,470,672
China Mengniu Dairy Co. Ltd.(a)	3,410,000	12,944,960
China Resources Beer Holdings Co. Ltd.	1,974,000	12,658,210
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	2,825,955	7,471,438
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	2,440,400	10,829,175
JD.com, Inc., ADR(c)	190,886	7,885,501
Meituan, B Shares(a)(b)	33,890	644,759
Minth Group Ltd.	1,838,000	5,869,507
Tencent Holdings Ltd.	436,000	20,011,469
Tongcheng Travel Holdings Ltd.(a)(b)	7,614,800	18,373,923
Wuliangye Yibin Co. Ltd., A Shares	669,038	17,063,306
Yum China Holdings, Inc.	540,726	32,995,100
		155,218,020
Hong Kong–7.45%
AIA Group Ltd.	874,600	8,739,847
Hongkong Land Holdings Ltd.	64,300	228,955
Swire Properties Ltd.	8,045,800	20,124,579
Techtronic Industries Co. Ltd.	807,000	9,119,046
		38,212,427
India–6.75%
Emami Ltd.	1,137,103	6,404,036
HDFC Bank Ltd., ADR	294,806	20,129,354
MakeMyTrip Ltd.(a)	106,849	3,074,046
SBI Life Insurance Co. Ltd.(b)	319,998	4,988,363
		34,595,799
Indonesia–11.72%
PT Bank Central Asia Tbk	24,034,100	14,542,017
PT Kalbe Farma Tbk	98,091,500	12,469,510
PT Mitra Keluarga Karyasehat Tbk(b)	66,098,300	12,754,775
PT Pakuwon Jati Tbk	484,554,400	15,422,156
PT Telkom Indonesia (Persero) Tbk	19,920,800	4,909,388
		60,097,846
Macau–0.73%
Galaxy Entertainment Group Ltd.(a)	513,000	3,730,446
Malaysia–4.02%
Bursa Malaysia Bhd.	7,666,250	11,406,918
Heineken Malaysia Bhd.	1,591,000	9,223,661
		20,630,579
New Zealand–1.66%
Auckland International Airport Ltd.(a)	968,036	5,048,798
Freightways Group Ltd.	647,550	3,445,301
		8,494,099
Philippines–7.73%
BDO Unibank, Inc.	7,495,468	19,796,380
Shares		Value
Philippines–(continued)
SM Investments Corp.	511,646	$8,504,671
SM Prime Holdings, Inc.	18,662,900	11,350,330
		39,651,381
Singapore–1.87%
United Overseas Bank Ltd.	422,000	9,575,324
South Korea–4.76%
Douzone Bizon Co. Ltd.	87,490	1,882,066
LEENO Industrial, Inc.	51,217	6,784,100
Samsung Electronics Co. Ltd.	286,996	15,730,649
		24,396,815
Taiwan–6.66%
ASPEED Technology, Inc.	37,000	2,739,516
MediaTek, Inc.	226,000	4,962,054
Taiwan Semiconductor Manufacturing Co. Ltd.	1,249,464	22,501,601
Visual Photonics Epitaxy Co. Ltd.	930,000	3,931,053
		34,134,224
Thailand–3.49%
Central Pattana PCL, Foreign Shares	8,990,800	17,888,865
United States–5.07%
Broadcom, Inc.	28,922	25,990,755
Vietnam–0.51%
Vietnam Dairy Products JSC	795,090	2,618,766
Total Common Stocks & Other Equity Interests (Cost $349,997,274)		483,487,034
Money Market Funds–5.78%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	10,361,423	10,361,423
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)	7,422,561	7,423,303
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)	11,841,627	11,841,627
Total Money Market Funds (Cost $29,624,340)		29,626,353
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.08% (Cost $379,621,614)		513,113,387
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.53%
Invesco Private Government Fund, 5.24%(d)(e)(f)	2,192,544	2,192,544
Invesco Private Prime Fund, 5.38%(d)(e)(f)	5,637,972	5,637,972
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,830,363)		7,830,516
TOTAL INVESTMENTS IN SECURITIES—101.61% (Cost $387,451,977)		520,943,903
OTHER ASSETS LESS LIABILITIES–(1.61)%		(8,248,046)
NET ASSETS–100.00%		$512,695,857

See accompanying notes which are an integral part of this schedule.
Invesco EQV Asia Pacific Equity Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $47,590,995, which represented 9.28% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,283,138	$28,521,779	$(31,443,494)	$-	$-	$10,361,423	$435,645
Invesco Liquid Assets Portfolio, Institutional Class	9,510,912	20,372,699	(22,459,638)	(1,378)	708	7,423,303	320,519
Invesco Treasury Portfolio, Institutional Class	15,180,730	32,596,318	(35,935,421)	-	-	11,841,627	497,027
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,413,043	43,687,905	(43,908,404)	-	-	2,192,544	36,800*
Invesco Private Prime Fund	6,203,151	110,056,111	(110,622,530)	(468)	1,708	5,637,972	101,112*
Total	$46,590,974	$235,234,812	$(244,369,487)	$(1,846)	$2,416	$37,456,869	$1,391,103

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV Asia Pacific Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$8,251,688	$—	$8,251,688
China	40,880,601	114,337,419	—	155,218,020
Hong Kong	—	38,212,427	—	38,212,427
India	23,203,400	11,392,399	—	34,595,799
Indonesia	—	60,097,846	—	60,097,846
Macau	—	3,730,446	—	3,730,446
Malaysia	—	20,630,579	—	20,630,579
New Zealand	—	8,494,099	—	8,494,099
Philippines	—	39,651,381	—	39,651,381
Singapore	—	9,575,324	—	9,575,324
South Korea	—	24,396,815	—	24,396,815
Taiwan	4,962,054	29,172,170	—	34,134,224
Thailand	—	17,888,865	—	17,888,865
United States	25,990,755	—	—	25,990,755
Vietnam	—	2,618,766	—	2,618,766
Money Market Funds	29,626,353	7,830,516	—	37,456,869
Total Investments	$124,663,163	$396,280,740	$—	$520,943,903
Invesco EQV Asia Pacific Equity Fund